Vessels, net - Vessels (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 527	$ 502
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,102,167
Cost, Additions	10,384
Cost, Impairment following vessel damage	(17,000)
Cost, Write-offs of fully amortized assets	(6,576)
Cost, ending balance	2,088,975
Accumulated Depreciation, beginning balance	556,479
Accumulated Depreciation, Charge for the period	38,534
Accumulated Depreciation, Impairment following vessel damage	(11,600)
Accumulated Depreciation, Write-offs of fully amortized assets	(6,576)
Accumulated Depreciation, ending balance	576,837
Net Book Value, ending balance	1,512,138	1,545,688
Vessels [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,062,513
Cost, Additions	323
Cost, Impairment following vessel damage	(17,000)
Cost, ending balance	2,045,836
Accumulated Depreciation, beginning balance	536,436
Accumulated Depreciation, Charge for the period	34,018
Accumulated Depreciation, Impairment following vessel damage	(11,600)
Accumulated Depreciation, ending balance	558,854
Net Book Value, ending balance	1,486,982	1,526,077
Vessels [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	39,654
Cost, Additions	10,061
Cost, Write-offs of fully amortized assets	(6,576)
Cost, ending balance	43,139
Accumulated Depreciation, beginning balance	20,043
Accumulated Depreciation, Charge for the period	4,516
Accumulated Depreciation, Write-offs of fully amortized assets	(6,576)
Accumulated Depreciation, ending balance	17,983
Net Book Value, ending balance	$ 25,156	$ 19,611